Investment In Equity Method Investees (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Summarized Financial Information of Equity Method Investees

Summary financial information for equity accounted investees, not adjusted for the percentage ownership of the Company is as follows:

	For the Three Months Ended March 31,
(in thousands)	2024	2023
Revenue	$7	$—
Amortization	$500	$500
Other expenses	$10	$—
Profit (Loss)	$(503)	$(500)

	As of
in thousands	March 31, 2024	December 31, 2023
Total Assets	$911	$1,403
Total Liabilities	$410	$399

Summary financial information for equity accounted investees, not adjusted for the percentage ownership of the Company is as follows:

	For the Year Ended December 31,
(in thousands)	2023	2022	2021
Revenue	$(8)	$22	$1
Amortization	$2,000	$2,000	$2,000
Other expenses	$30	$8	$-
Profit (Loss)	$(2,038)	$(1,986)	$(1,999)

	As of December 31,
in thousands	2023	2022
Total Assets	$1,403	$3,341
Total Liabilities	$399	$274